Changes in significant accounting policies	6 Months Ended
Jun. 30, 2023
Changes in significant accounting policies
Changes in significant accounting policies

3. Changes in significant accounting policies

The unaudited condensed interim consolidated financial statements were prepared using the same accounting policies and methods as those used in the Company’s consolidated financial statements for the year ended December 31, 2022, except for the following new accounting standards below.

New accounting standards

Effective January 1, 2023, the Company adopted the following new accounting standards. Adoption of these standards on January 1, 2023, did not have a material impact on the Company’s consolidated financial statements.

Amendments to IAS 8 – Definition of accounting estimates

Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies

Amendments to IAS 12 – Deferred Taxes related to Assets and Liabilities arising from a Simple Transaction

Future accounting pronouncements

The following standards have not yet been adopted and are being evaluated to determine their impact on the Company:

Amendments to IAS 1 – Non-current Liabilities with Covenants

Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies

Amendments to IAS 8 – Definition of Accounting Estimates

Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements

Amendments to IAS 21 – Lack of Exchangeability

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or the Company is still assessing what the impact will be on the Company’s financial statements.